April 16, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4


                     Re: Van Kampen Unit Trusts, Series 437
                     (File No. 333-113232) (CIK No. 1174416)


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 13, 2004.

                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.